Note Payable (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Feb. 24, 2022	Nov. 18, 2021	Jun. 18, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Interest Payable					$ 252,000		$ 252,000		$ 236,000
Incurred interest expense					3,385	$ 0	3,385	$ 0
Promissory Note [Member]
Borrowed amount				$ 270,000
Interest rate				7.00%
Promissory note					270,000		270,000		270,000
Interest Payable					9,450		9,450		9,400
Incurred interest expense					4,725	0	9,450	0	9,400
Promissory Note One [Member]
Borrowed amount			$ 60,000
Interest rate			7.00%
Promissory note					60,000		60,000		60,000
Interest Payable					2,100		2,100		350
Incurred interest expense					1,050	0	2,100	0	$ 350
Promissory Note Two [Member]
Borrowed amount		$ 42,000
Interest rate		7.00%
Promissory note					42,000		42,000
Interest Payable					490		490
Incurred interest expense					735	0	980	0
Promissory Note Three [Member]
Borrowed amount	$ 6,000
Interest rate	7.00%
Promissory note					6,000		6,000
Interest Payable					0		0
Incurred interest expense					$ 0	$ 0	$ 0	$ 0